(2) Significant Accounting Policies: Geographical Information: Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	$ 352,388	$ 677,493	$ 1,086,633
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	2,113,641	3,325,110	3,461,985
UnitedStatesOfAmericaMember
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	352,388	506,599
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	1,038,215	2,174,976
LatinAmericanCountiresMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	914,325	719,171
CaribbeanCountriesAndCommonwealthMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	157,679	263,782
OtherForeignCountriesMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	3,422	14,018
Scenario, Previously Reported
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively		677,493	1,086,633
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively		3,325,110	3,461,985
Scenario, Previously Reported | UnitedStatesOfAmericaMember
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively		677,493	1,082,453
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively		2,328,139	3,352,614
Scenario, Previously Reported | LatinAmericanCountiresMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively		719,171	32,919
Scenario, Previously Reported | CaribbeanCountriesAndCommonwealthMember
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively			4,180
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively		263,782	71,687
Scenario, Previously Reported | OtherForeignCountriesMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively		$ 14,018	$ 4,765